September 30, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	Columbia Funds Series Trust II
     Columbia Floating Rate Fund
     Columbia Income Opportunities Fund
     Columbia Inflation Protected Securities Fund
     Columbia Large Core Quantitative Fund
     Columbia Limited Duration Credit Fund
     Columbia Money Market Fund
Post-Effective Amendment No. 39
File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 29 (Amendment). This Amendment was filed electronically on September 28, 2011.
If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Anna Butskaya at (612) 671-4993.
Sincerely,
/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.